Other Real Estate Owned (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Schedule of Assets Repossessed or Foreclosed, or loans in process of foreclosure [Line Items]
Other Real Estate, Foreclosed Assets, and Repossessed Assets	$ 18,651	$ 22,605
Construction real estate
Schedule of Assets Repossessed or Foreclosed, or loans in process of foreclosure [Line Items]
Other Real Estate, Foreclosed Assets, and Repossessed Assets	7,259	11,281
Commercial Real Estate [Member]
Schedule of Assets Repossessed or Foreclosed, or loans in process of foreclosure [Line Items]
Other Real Estate, Foreclosed Assets, and Repossessed Assets	8,333	6,352
Residential real estate
Schedule of Assets Repossessed or Foreclosed, or loans in process of foreclosure [Line Items]
Other Real Estate, Foreclosed Assets, and Repossessed Assets	3,059	4,972
Mortgage Loans in Process of Foreclosure, Amount	$ 2,021	$ 2,807